ACQUISITION OF WILD STREAK LLC - Fair value of intangible assets and goodwill acquired (Details) - Wild Streak LLC € in Thousands	Jun. 02, 2021 EUR (€)
Purchase price:
Cash	€ 8,206
Shares to be issued	13,746
Deferred consideration	62
Total purchase price	22,014
Fair value of assets acquired, and liabilities assumed:
Cash and cash equivalents	124
Accounts receivable	408
Trade payables and other liabilities	(87)
Net assets acquired and liabilities assumed	445
Goodwill	4,790
Brands
Fair value of assets acquired, and liabilities assumed:
Fair value of intangible assets	311
Customer relationships
Fair value of assets acquired, and liabilities assumed:
Fair value of intangible assets	10,857
Intellectual property identified upon business combination
Fair value of assets acquired, and liabilities assumed:
Fair value of intangible assets	€ 5,611